Fees and Expenses - Dearborn Partners Rising Dividend Fund	Jun. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. Certain financial intermediaries may also offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 15 of this Prospectus, in Appendix A to the Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charges on Class A Shares” beginning on page 38 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through June 28, 2027.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	If you did not redeem your Class C shares:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	11.00%
Dearborn Partners Rising Dividend Fund - Class A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Deferred Charges [Text Block]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $500,000 or more that are redeemed within 12 months of purchase.